Schedule II - Condensed Financial Information Of Registrant (Notes To Condensed Financial Statements) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Consolidated subsidiaries	$ 769,000,000
Stock-based compensation not involving cash	14,954,000	[1]	11,848,000	[1]	9,860,000	[1]
Interest paid	75,653,000		76,911,000		71,288,000
Preferred stock, shares outstanding	0		0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Consolidated subsidiaries	769,139,000		370,947,000		354,695,000
Stock-based compensation not involving cash	14,954,000		11,848,000		9,860,000
Interest paid	74,569,000		75,909,000		73,031,000
Income taxes received	22,893,000		2,379,000		25,202,000
Federal income tax expense					1,500,000
Preferred stock, liquidation distribution available to stockholders, per share in thousands	$ 1,000
Preferred stock, liquidating distribution legally available, aggregate value	$ 351,000,000
Cumulative Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, shares issued	351,000
Preferred stock, shares outstanding	351,000
6.50% Cumulative Preferred Stock, Series A [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, shares issued	280,000
Preferred stock, shares outstanding	280,000
Preferred stock, dividend rate, percentage	6.50%
7.15% Cumulative Preferred Stock, Series A [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, shares issued	71,000
Preferred stock, shares outstanding	71,000
Preferred stock, dividend rate, percentage	7.15%

[1]	No stock-based compensation expense was capitalized in any period.